UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2010*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     R.M. Sincerbeaux Capital Management LLC

Address:  1120 Sixth Avenue, Suite 4103
          New York, NY 10036

13F File Number: 28-12784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard M. Sincerbeaux
Title:  Managing Member
Phone:  (212) 626-6544


Signature, Place and Date of Signing:

/s/ Richard M. Sincerbeaux       New York, New York          November 9, 2010
---------------------------   --------------------------  ----------------------
     [Signature]                   [City, State]                  [Date]




* The purpose of this Form 13F is to indicate that R.M. Sincerbeaux Capital Management, LLC is no longer required to file Form 13F by virtue of exercising investment discretion with respect to accounts holding less than $100 million in reportable equity securities continuously since the quarter ended on March 31, 2008.


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